Investments in Associates (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%
UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership	14.29%	[1]	14.29%	[2]
Percentage of ownership interest including holding in treasury stock	14.29%		14.29%
Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	55.00%	[1]	55.00%	[2]
Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership	10.54%	[1]	10.54%	[2]
Korea Gas Corporation
Disclosure of joint ventures [line items]
Effective percentage of ownership	21.66%
Korea Power Exchange [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	100.00%		100.00%
Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Nominal percentage of ownership associate			2.35%
Dongducheon Dream Power [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	34.01%		34.01%
Bottom of range [member] | Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%		50.00%
Bottom of range [member] | Korea Electric Power Corporation Fund [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%		50.00%
Bottom of range [member] | Nepal Water Energy Development Company Private Limited [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%		50.00%
Top of range [member] | UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership			20.00%
Top of range [member] | Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%		20.00%
Top of range [member] | Gangwon Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%		20.00%
Top of range [member] | KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%		20.00%
Top of range [member] | Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership			25.54%
Top of range [member] | Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%		20.00%

[1]	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.